Expense Example - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 3
3 years	12
5 years	21
10 years	$ 50